Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
As a general matter, options and equivalent awards are not part of the Company’s ordinary course equity compensation strategy. Equity-based awards, namely RSUs and PSUs, are granted with a fair market value based on The Nasdaq Global Select Market® volume-weighted average closing price of shares of our Class A common stock on the three trading days preceding the grant date. The Compensation Committee approves equity-based grants to the NEOs. Other employee awards may be authorized by either the Compensation Committee or the CEO pursuant to delegated authority. The annual equity-based awards to the NEOs are typically reviewed and approved by the Compensation Committee in January. The grant date for the annual equity-based awards is typically close in time to the Compensation Committee meeting at which they are approved and during an open trading window under the Company’s Insider Trading Policy following the Company’s publication of its fourth quarter earnings. In certain cases, the Compensation Committee or the CEO approves the use of equity-based grants to new hires or current NEOs as an incentive to attract or retain executive officers or other senior management. In the event of equity-based grants for new hires, the date of grant is typically close in time to the new employee’s date of hire. Virtu has no intention, plan or practice to select annual grant dates for equity-based awards in coordination with the release of material, non-public information or to time the release of such information because of award dates.

Award Timing Method	Equity-based awards, namely RSUs and PSUs, are granted with a fair market value based on The Nasdaq Global Select Market® volume-weighted average closing price of shares of our Class A common stock on the three trading days preceding the grant date. The Compensation Committee approves equity-based grants to the NEOs. Other employee awards may be authorized by either the Compensation Committee or the CEO pursuant to delegated authority. The annual equity-based awards to the NEOs are typically reviewed and approved by the Compensation Committee in January. The grant date for the annual equity-based awards is typically close in time to the Compensation Committee meeting at which they are approved and during an open trading window under the Company’s Insider Trading Policy following the Company’s publication of its fourth quarter earnings. In certain cases, the Compensation Committee or the CEO approves the use of equity-based grants to new hires or current NEOs as an incentive to attract or retain executive officers or other senior management. In the event of equity-based grants for new hires, the date of grant is typically close in time to the new employee’s date of hire.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Virtu has no intention, plan or practice to select annual grant dates for equity-based awards in coordination with the release of material, non-public information or to time the release of such information because of award dates.